Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivable—billed (net of allowances for doubtful accounts of $23,419 and $36,121 as of September 30, 2020 and 2019, respectively)	$ 685,485	$ 760,797
Accounts receivable—unbilled (current)	175,548	227,061
Accounts receivable—unbilled (non-current)	42,089	16,987
Total Accounts receivable—unbilled	217,637	244,048
Deferred revenue (current)	(126,841)	(118,182)
Deferred revenue (non-current)	(16,529)	(23,785)
Total Deferred revenue	$ (143,370)	$ (141,967)